Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components Included in Loss Before Taxes
For financial reporting purposes, loss before taxes includes the following components:

Year ended December 31,	2023	2022
Canadian	$(28,810,717)	$(18,925,281)
Foreign	(118,866)	(65,483)

Total	$(28,929,583)	$(18,990,764)

Schedule of Income Tax Expense
The income tax expense consists of the following:

Year ended December 31,	2023	2022
Canadian
Current	$—	$—
Deferred	$—	$—

	$—	$—
Foreign
Current	$36,423	$—
Deferred	$—	$—

	$36,423	$—
Total
Current	$36,423	$—
Deferred	$—	$—

	$36,423	$—

Schedule of Components of Income Tax Expense Benefit

Year ended December 31,	2023	2022
Loss before taxes	$(28,929,583)	$(18,990,764)
Statutory Canadian corporate tax rate	27%	27%

Expected tax recovery at statutory rates	(7,810,987)	(5,127,506)
Change in unrecognized deferred tax assets	9,523,404	5,127,732
Non-deductible share-based payments	381,285	414,724
Other items not deductible for tax purposes and other	242,460	11,570
Adjustments related to prior years	(624,973)	(257,636)
Share issue costs	(290,289)	(322,131)
Foreign exchange arising on translation to reporting currency	(1,384,477)	153,247

Income tax expense	$36,423	$—

Schedule of Components of Company's Net Deferred Income Tax Assets
Deferred income tax assets and liabilities result from the temporary differences between the amount of assets and liabilities recognized for financial statement and income tax purposes. The significant components of the Company’s net deferred income tax assets are as follows:

	December 31, 2023	December 31, 2022
Convertible debt	$733,756	$360,307
Depreciable assets	3,092,163	1,655,346
Lease obligation	4,925	8,122
Non-capital losses	18,348,349	12,776,875
Share issue costs	728,046	694,773
Scientific research and experimental development pool	2,093,085	852,776
Tax credits	1,546,834	797,401
Other	121,846	—
Less: valuation allowance	(26,669,004)	(17,145,600)

Net deferred income tax assets	$—	$—

Schedule of Non Capital Losses Carry Forward Future Years
the
non-capital
losses in each jurisdiction will expire as follows
 (all amounts expressed in USD):

Expiry date	Non-capital losses– Canada	Non-capital losses– US	Non-capital losses– Australia

2031	$281,235	$—	$—
2032	575,606	322,050	—
2033	2,481,600	1,111,122	—
2034	2,935,535	160,000	—
2035	2,466,288	160,000	—
2036	3,797,516	160,048	—
2 037	7,294,414	160,000	—
2038	3,060,930	—	—
2039	1,666,415	—	—
2040	144,413	—	—
2041	6,404,809	—	—
2042	13,526,387	—	—
2043	17,642,270		—
Unlimited	—	1,479,139	69,093

	$62,277,418	$3,552,359	$69,093